Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [Abstract]
Schedule of provisions

	Commissions, promotions and other		Bonuses and other employee benefits	Professional services fees	Total

As of January 1, 2018	Ps.	41,324	1,158	-	42,482

Increases		247,282	56,854	30,704	334,840
Payments		(252,801)	(56,054)	(29,481)	(338,336)

As of December 31, 2018	Ps.	35,805	1,958	1,223	38,986

Increases		345,148	90,843	2,026	438,017
Payments		(348,174)	(79,445)	(2,695)	(430,314)

As of December 31, 2019	Ps.	32,779	13,356	554	46,689